

                                                                                                                THE CUTLER TRUST
------------------------------------------------------------------------------------------------------------------------------------

 TABLE OF CONTENTS
 JUNE 30, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                          Page
                                          ----

Chairman's Letter to the Shareholders....... 1

Investment Adviser's Report ................ 2                                                    CUTLER CORE FUND

Comparison of Change in Value of $10,000                                                          CUTLER VALUE FUND

  Investment ............................... 4

Cutler Core Fund Portfolio.................. 5

Cutler Value Fund Portfolio.................11

Statements of Assets and Liabilities........15

Statements of Operations....................16

Statements of Changes in Net Assets.........17

Financial Highlights (Per Share Data).......18

Notes to Financial Statements...............20                                                    ANNUAL REPORT
                                                                                                  --------------
Report of Independent Auditors..............24

Trustees and Officers.......................25                                                    June 30, 2002


                 Distributor
            Forum Financial Services, LLC

             CUTLER & COMPANY, LLC
             INVESTMENT MANAGEMENT

        INVESTMENT ADVISER TO THE TRUST


          3555 Lear Way, Medford, OR 97504
          (800) 228-8537 o (541) 770-9000
               FAX: (541) 779-0006
                  info@cutler.com
------------------------------------------------------
This report is submitted for the general information
of the shareholders of the Funds. It is not authorized
for distribution to prospective investors in the Funds
unless preceded or accompanied by an effective
prospectus, which includes information regarding the
Funds' objectives and policies, management
experience, and other information.
-------------------------------------------------------

                                                     ANNUAL REPORT JUNE 30, 2002

CUTLER CORE FUND                                 Cutler & Company, LLC                  Forum Shareholder Services, LLC
CUTLER VALUE FUND                                3555 Lear Way                                      Two Portland Square
                                                 Medford, Oregon 97504                            Portland, Maine 04101

To The Cutler Trust Shareholders:

Enclosed is our annual report for the fiscal year ended June 30, 2002. This has been a period of unsightly surprises.

It always has been understood that markets respond poorly to surprises. Just as we were recovering from the technology bubble, the World Trade Center attack created great confusion and damage. As we were pulling things together again, the accounting outrages came to light. The stock markets have reacted quite erratically even though the underlying economy has remained remarkably resilient and the Federal Reserve has maintained a high degree of monetary stability.

Value stocks have outperformed growth stocks in this period and we believe may continue to do so in the foreseeable future. Value investing and conservative stock selection have been our primary equity focus for twenty-five years. As a result of this evaluation, we anticipate making changes to the Core Fund in the upcoming months. In preparation for the upcoming changes, we are very pleased to announce the recent addition of two new investment professionals who have joined Cutler & Company as portfolio managers and principals. Mr. Joseph Gagnon, CFA and Mr. Kelly Ko, CFA bring vast experience in traditional value investing, and assumed responsibility for the management of the Funds effective June 16, 2002.

We are additionally pleased to inform you that the Trust has added a third Independent Trustee to the Board, Mr. Robert E. Clarke, retired Vice President of Chevron Corporation.

While the events of the past twelve months have been unsettling and investment returns disappointing, all of us at The Cutler Trust are confident in the resiliency of Corporate America, have faith in her long-term productivity, and firmly believe -- this too shall pass. As always, if we can answer any of your questions, or address any of your concerns, please do not hesitate to call upon us.

Sincerely,

/s/ Kenneth R. Cutler                          /S/ BROOKE R. ASHLAND
Kenneth R. Cutler                              Brooke R. Ashland
Chairman                                       Chairman Board of Managers
The Cutler Trust                               Cutler & Company, LLC

THE CUTLER TRUST

INVESTMENT ADVISER'S REPORT JUNE 30, 2002

Outlook

While the past twelve months certainly have been trying times for the securities markets and the Cutler Funds, the US economy appears to be poised for recovery. Traditional economic indicators are positive: Inflation is low, interest rates are at reasonable levels, the country has a sound monetary policy, housing statistics are positive, the manufacturing sector is up and recovering, and orders for durable goods are up. In addition, the Federal Reserve has added an extraordinary amount of liquidity, (i.e., income tax refunds, additional government spending), and all the above factors contribute to making a good case for economic recovery. However, volatility should continue as investors react to breaking news.

The unsettling events of the past year have contributed to one of the worst bear markets in the last 100 years. NASDAQ is down 75% from its peak in March 2000 and the S&P 500 Index is down more than 35% from its market highs in March 2000. Moreover, public confidence has been shaken by questionable accounting practices and corporate governance.

There are, of course, other uncertainties that can possibly derail the economic recovery. However, barring new surprises, we believe the economy will recover in the ensuing months leading to a return to a positive investment environment.

Value Fund

As of June 30, 2002, the Cutler Value Fund's 1 year total return was -14.07%, versus the Lipper Large Cap Value Category (the Fund's benchmark peer group) of -13.43%.*

The Value Fund's underperformance was primarily due to poor performance in the Utilities and Healthcare sectors, with Worldcom and Bristol-Myers being the largest contributors. Conversely, the Consumer Discretionary and Energy sectors were among the best performing sectors, benefiting from our holdings in Mattel, Staples and Burlington Resources.

We believe fundamental stock selection will be the focus in the second half of 2002, which potentially favors our style of investing. As such, we have repositioned the portfolio seeking to take advantage of companies with strong balance sheets and reasonable valuations, in sectors that we consider to be oversold and neglected. The most opportunistic sectors include food retailers, drugs, telecommunications and technology, where valuations appear to be bottoming out. As one of the hardest hit sectors, telecommunications is well positioned to recover through restructuring (Chapter 11) or through mergers, which should improve the overall long-term outlook for the industry.

Core Fund

As of June 30, 2002, the Cutler Core Fund's 1 year total return was -20.12%, versus the Lipper Large Cap Core Category (the Fund's benchmark peer group) of -19.06%.*

THE CUTLER TRUST

INVESTMENT ADVISER'S REPORT JUNE 30, 2002  (concluded)

Similar to the Value Fund, the Core Fund's underperformance was primarily due to poor performance in the Utilities and Healthcare sectors with Worldcom and Bristol-Myers being the largest contributors. Consumer Discretionary and Energy were among the best performing sectors, benefiting from our holdings in Staples, Wal-Mart and Burlington Resources.

The Core Fund consists of approximately one-half value stocks (essentially the same issues as the Value Fund) and one-half growth stocks. Our comments relative to the Value Fund, above, apply to that portion of the Core Fund. The growth sector of the Core Fund was impacted to a greater extent by the extremely poor performance of growth stocks in general. Growth stocks tend to reflect the belief that future earnings will increase faster than the market as a whole. During the past year, several industries thought to be in that category have had rather disastrous results, accounting scandals have placed many earnings projections in doubt, and economic slowdown in some traditional growth areas, have made this sector extremely hard to navigate.

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Please see page 4 for additional Fund performance and related disclosure. The views in this report were those of the Funds' managers as of June 30, 2002 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments and does not constitute investment advice. (08/02).

THE CUTLER TRUST

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2002

These charts reflect the changes in value of a hypothetical $10,000 investment in the Cutler Core Fund and Cutler Value Fund since inception, including reinvestment of all dividends and distributions. The result is compared with a broad-based securities market index and may also include an industry focused index comparison. The S&P 500 Index is a broad-based market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Russell 1000 Value Index consists of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Each Fund is professionally managed while each Index is unmanaged and is not available for investment.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for each Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[Cutler Core Fund Total Return Chart]

                                                                      CUTLER CORE FUND                    S&P 500 INDEX
                                                                      ----------------                    -------------
Dec 30 1992                                                                10000                              10000
                                                                            9900                               9950
                                                                            9770                              10033
                                                                            9920                              10170
                                                                           10110                              10385
                                                                            9869                              10134
                                                                            9979                              10404
Jun 1993                                                                   10045                              10434
                                                                           10135                              10392
                                                                           10549                              10786
                                                                           10585                              10701
                                                                           10838                              10922
                                                                           10534                              10818
                                                                           10509                              10949
                                                                           10733                              11321
                                                                           10315                              11014
                                                                            9896                              10535
                                                                            9999                              10670
                                                                           10164                              10844
Jun 1994                                                                    9907                              10579
                                                                           10114                              10926
                                                                           10487                              11373
                                                                           10259                              11095
                                                                           10395                              11344
                                                                           10071                              10931
                                                                           10205                              11093
                                                                           10744                              11381
                                                                           11019                              11824
                                                                           11146                              12172
                                                                           11390                              12530
                                                                           11837                              13030
Jun 1995                                                                   11752                              13333
                                                                           11892                              13774
                                                                           11967                              13809
                                                                           12653                              14391
                                                                           12599                              14340
                                                                           13151                              14969
                                                                           13718                              15257
                                                                           13960                              15776
                                                                           13938                              15923
                                                                           14136                              16076
                                                                           14103                              16313
                                                                           14336                              16733
Jun 1996                                                                   14447                              16796
                                                                           14046                              16055
                                                                           14180                              16394
                                                                           15016                              17316
                                                                           15824                              17793
                                                                           16745                              19137
                                                                           16226                              18758
                                                                           17234                              19929
                                                                           17739                              20086
                                                                           17147                              19262
                                                                           18061                              20411
                                                                           18900                              21653
Jun 1997                                                                   19888                              22622
                                                                           20829                              24422
                                                                           19603                              23055
                                                                           20730                              24316
                                                                           20096                              23505
                                                                           21028                              24592
                                                                           21637                              25014
                                                                           21774                              25291
                                                                           22745                              27114
                                                                           23766                              28501
                                                                           23546                              28788
                                                                           23245                              28294
Jun 1998                                                                   24182                              29442
                                                                           24265                              29129
                                                                           21489                              24922
                                                                           22305                              26519
                                                                           23835                              28674
                                                                           24648                              30411
                                                                           26284                              32163
                                                                           26621                              33507
                                                                           26142                              32466
                                                                           26493                              33765
                                                                           26777                              35072
                                                                           25996                              34245
Jun 1999                                                                   27925                              36144
                                                                           27143                              35017
                                                                           26539                              34844
                                                                           26318                              33889
                                                                           27778                              36033
                                                                           28793                              36766
                                                                           30277                              38930
                                                                           28707                              36974
                                                                           28498                              36275
                                                                           30843                              39821
                                                                           30351                              38624
                                                                           30275                              37831
Jun 2000                                                                   30329                              38763
                                                                           28774                              38158
                                                                           30234                              40527
                                                                           28407                              38388
                                                                           28445                              38225
                                                                           26774                              35213
                                                                           27843                              35386
                                                                           29459                              36641
                                                                           26767                              33302
                                                                           25672                              31193
                                                                           27445                              33616
                                                                           27239                              33841
Jun 2001                                                                   25949                              33018
                                                                           25794                              32693
                                                                           24611                              30648
                                                                           22266                              28174
                                                                           23038                              28712
                                                                           24788                              30914
                                                                           24726                              31185
                                                                           24004                              30730
                                                                           23514                              30137
                                                                           24583                              31271
                                                                           22674                              29376
                                                                           22339                              29160
Jun 2002                                                                   20729                              27084

[Cutler Value Fund Total Return Chart]

                                                    CUTLER VALUE FUND             S&P 500 INDEX               RUSSELL INDEX
                                                    -----------------             -------------               -------------
Dec 30 1992                                               10000                       10000                       10000
                                                           9770                       10033                       10272
                                                           9950                       10170                       10631
                                                          10100                       10385                       10945
                                                           9989                       10134                       10804
                                                          10150                       10404                       11100
Jun 1993                                                  10165                       10434                       11266
                                                          10055                       10392                       11390
                                                          10478                       10786                       11802
                                                          10352                       10701                       11821
                                                          10544                       10922                       11811
                                                          10392                       10818                       11566
                                                          10499                       10949                       11787
                                                          10661                       11321                       12230
                                                          10356                       11014                       11813
                                                           9995                       10535                       11373
                                                          10108                       10670                       11591
                                                          10271                       10844                       11725
Jun 1994                                                  10056                       10579                       11444
                                                          10313                       10926                       11800
                                                          10797                       11373                       12140
                                                          10540                       11095                       11737
                                                          10674                       11344                       11901
                                                          10364                       10931                       11421
                                                          10584                       11093                       11554
                                                          10906                       11381                       11910
                                                          11291                       11824                       12381
                                                          11510                       12172                       12653
                                                          11740                       12530                       13053
                                                          12148                       13030                       13602
Jun 1995                                                  12302                       13333                       13786
                                                          12533                       13774                       14266
                                                          12596                       13809                       14468
                                                          13150                       14391                       14990
                                                          13087                       14340                       14842
                                                          13773                       14969                       15594
                                                          14097                       15257                       15985
                                                          14511                       15776                       16484
                                                          14574                       15923                       16608
                                                          14662                       16076                       16891
                                                          14768                       16313                       16956
                                                          15055                       16733                       17167
Jun 1996                                                  15132                       16796                       17182
                                                          14481                       16055                       16532
                                                          14727                       16394                       17005
                                                          15551                       17316                       17681
                                                          15883                       17793                       18365
                                                          16869                       19137                       19697
                                                          16478                       18758                       19445
                                                          17254                       19929                       20387
                                                          17653                       20086                       20687
                                                          17074                       19262                       19944
                                                          17982                       20411                       20781
                                                          18879                       21653                       21942
Jun 1997                                                  19851                       22622                       22883
                                                          21162                       24422                       24605
                                                          19786                       23055                       23729
                                                          20837                       24316                       25163
                                                          20381                       23505                       24460
                                                          21401                       24592                       25541
                                                          21957                       25014                       26287
                                                          22051                       25291                       25915
                                                          23333                       27114                       27659
                                                          24634                       28501                       29351
                                                          24563                       28788                       29547
                                                          24033                       28294                       29109
Jun 1998                                                  24794                       29442                       29482
                                                          24369                       29129                       28962
                                                          21397                       24922                       24652
                                                          22444                       26519                       26067
                                                          24063                       28674                       28086
                                                          25149                       30411                       29395
                                                          25901                       32163                       30395
                                                          25717                       33507                       30638
                                                          25578                       32466                       30205
                                                          26060                       33765                       30831
                                                          28607                       35072                       33710
                                                          28129                       34245                       33339
Jun 1999                                                  29282                       36144                       34307
                                                          28586                       35017                       33303
                                                          27766                       34844                       32067
                                                          26547                       33889                       30946
                                                          27788                       36033                       32727
                                                          27214                       36766                       32471
                                                          26752                       38930                       32628
                                                          25509                       36974                       31564
                                                          23671                       36275                       29219
                                                          27029                       39821                       32784
                                                          26541                       38624                       32402
                                                          27978                       37831                       32744
Jun 2000                                                  26572                       38763                       31248
                                                          26599                       38158                       31639
                                                          27686                       40527                       33399
                                                          27131                       38388                       33705
                                                          28056                       38225                       34533
                                                          27485                       35213                       33251
                                                          29069                       35386                       34917
                                                          29929                       36641                       35051
                                                          28792                       33302                       34077
                                                          27964                       31193                       32872
                                                          29496                       33616                       34485
                                                          30026                       33841                       35259
Jun 2001                                                  28956                       33018                       34477
                                                          28984                       32693                       30538
                                                          28259                       30648                       29315
                                                          26107                       28174                       27251
                                                          26302                       28712                       27017
                                                          27784                       30914                       28588
                                                          28143                       31185                       29261
                                                          27415                       30730                       29035
                                                          27387                       30137                       29082
                                                          28706                       31271                       30458
                                                          26713                       29376                       29413
                                                          26713                       29160                       29561
Jun 2002                                                  24883                       27084                       27863

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             COMMON STOCK -- 98.3%
             BANKS -- 15.9%
      100    Bank of America Corp.                                           $     7,036
   28,400    Bank of New York Co., Inc.                                          958,500
   35,450    Citigroup, Inc.                                                   1,373,688
   19,150    FleetBoston Financial Corp.                                         619,503
    2,700    Golden State Bancorp, Inc.                                           97,875
   27,800    J.P. Morgan Chase & Co.                                             942,976
    1,750    M & T Bank Corp.                                                    150,080
    7,800    Mellon Financial Corp.                                              245,154
   32,700    U.S. Bancorp                                                        763,545
    9,800    Wells Fargo & Co.                                                   490,587
                                                                             -----------
                                                                               5,648,944
                                                                             -----------
             BUSINESS SERVICES -- 4.2%
   18,400    Microsoft Corp.+                                                  1,006,480
   27,550    Sun Microsystems, Inc.+                                             138,026
   13,850    Sungard Data Systems, Inc.+                                         366,748
                                                                             -----------
                                                                               1,511,254
                                                                             -----------
             CHEMICALS -- 1.9%
    4,800    E.I. du Pont de Nemours & Co.                                       213,120
   11,150    Rohm & Haas Co.                                                     451,464
                                                                             -----------
                                                                                 664,584
                                                                             -----------
             COMMUNICATION EQUIPMENT -- 2.0%
   49,050    Motorola, Inc.                                                      707,301
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             DRUGS & PHARMACEUTICALS -- 15.2%
   47,550    Bristol-Myers Squibb Co.                                        $ 1,222,034
   11,100    Cardinal Health, Inc.                                               681,651
   21,500    Merck & Co., Inc.                                                 1,088,760
   36,650    Pfizer, Inc.                                                      1,282,750
    9,750    Pharmacia Corp.                                                     365,138
   14,850    Wyeth                                                               760,320
                                                                             -----------
                                                                               5,400,653
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES -- 2.6%
    5,850    Duke Energy Corp.                                                   181,935
   13,900    Exelon Corp.                                                        726,970
      100    Xcel Energy, Inc.                                                     1,677
                                                                             -----------
                                                                                 910,582
                                                                             -----------
             ELECTRIC MACHINERY -- 4.1%
   23,350    General Electric Co.                                                678,318
   32,600    Texas Instruments, Inc.                                             772,620
                                                                             -----------
                                                                               1,450,938
                                                                             -----------
             ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT -- 4.0%
    8,500    Intel Corp.                                                         155,295
   43,900    National Semiconductor Corp.+                                     1,280,562
                                                                             -----------
                                                                               1,435,857
                                                                             -----------
             FABRICATED METAL PRODUCTS -- 1.1%
    9,650    Cooper Industries, Inc.                                             379,245
      100    Illinois Tool Works, Inc.                                             6,892
                                                                             -----------
                                                                                 386,137
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             FOOD & SOFT DRINKS -- 0.0%
      100    ConAgra Foods, Inc.                                             $     2,765
      100    General Mills, Inc.                                                   4,408
      100    H.J. Heinz Co.                                                        4,110
      100    Sara Lee Corp.                                                        2,064
                                                                             -----------
                                                                                  13,347
                                                                             -----------
             FOREST PRODUCTS -- 1.5%
      100    International Paper Co.                                               4,358
    8,400    Weyerhaeuser Co.                                                    536,340
                                                                             -----------
                                                                                 540,698
                                                                             -----------
             GAMES & TOYS -- 1.7%
   28,500    Mattel, Inc.                                                        598,785
                                                                             -----------
             GENERAL MERCHANDISE STORES -- 1.8%
   11,600    Wal-Mart Stores, Inc.                                               638,116
                                                                             -----------
             GROCERY STORES -- 2.7%
   13,500    Kroger Co.+                                                         268,650
   23,350    Safeway, Inc.+                                                      681,587
                                                                             -----------
                                                                                 950,237
                                                                             -----------
             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT -- 5.2%
    4,450    Caterpillar, Inc.                                                   217,828
   17,050    Cisco Systems, Inc.+                                                237,848
   22,400    Dell Computer Corp.+                                                585,536
      100    Dover Corp.                                                           3,500
      100    Hewlett-Packard Co.                                                   1,528
   11,350    IBM Corp.                                                           817,200
      100    United Technologies Corp.                                             6,788
                                                                             -----------
                                                                               1,870,228
                                                                             -----------
             INSTRUMENTS & RELATED PRODUCTS -- 1.8%
   17,800    Honeywell International, Inc.                                       627,094
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             MEDIA -- 2.0%
   21,400    AOL Time Warner, Inc.+                                          $   314,794
   14,450    Liberty Media Corp.+                                                144,500
    5,750    Viacom, Inc. -- Class B+                                            255,128
                                                                             -----------
                                                                                 714,422
                                                                             -----------
             MEDICAL PRODUCTS -- 3.6%
   15,800    Johnson & Johnson                                                   825,707
   10,500    Medtronic, Inc.                                                     449,925
                                                                             -----------
                                                                               1,275,632
                                                                             -----------
             MISCELLANEOUS RETAIL -- 4.1%
   13,850    Costco Wholesale Corp.+                                             534,887
   16,300    CVS Corp.                                                           498,780
   22,350    Staples, Inc.+                                                      440,295
                                                                             -----------
                                                                               1,473,962
                                                                             -----------
             NONDEPOSITORY CREDIT INSTITUTIONS -- 0.0%
      100    Federal National Mortgage Association                                 7,375
                                                                             -----------
             OIL & GAS EXTRACTION -- 3.0%
   28,000    Burlington Resources, Inc.                                        1,064,000
                                                                             -----------
             PETROLEUM PRODUCTS -- 8.3%
       77    ChevronTexaco Corp.                                                   6,815
   33,450    Conoco, Inc.                                                        929,910
   14,760    Exxon Mobil Corp.                                                   603,979
   15,950    Phillips Petroleum Co.                                              939,135
   12,600    Unocal Corp.                                                        465,444
                                                                             -----------
                                                                               2,945,283
                                                                             -----------
             PRIMARY METAL INDUSTRIES -- 1.4%
   15,550    Alcoa, Inc.                                                         515,483
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             PRINTING & PUBLISHING -- 1.3%
      100    Gannett Co., Inc.                                               $     7,590
    7,400    Knight-Ridder, Inc.                                                 465,830
                                                                             -----------
                                                                                 473,420
                                                                             -----------
             PROPERTY & CASUALTY INSURANCE -- 1.5%
   10,200    Ace, Ltd.                                                           322,320
    3,050    American International Group, Inc.                                  208,102
                                                                             -----------
                                                                                 530,422
                                                                             -----------
             SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
             SERVICES -- 0.8%
    6,350    Morgan Stanley Dean Witter & Co.                                    273,558
                                                                             -----------
             STONE, CLAY, GLASS & CONCRETE PRODUCTS -- 0.0%
    1,800    Corning, Inc.+                                                        6,390
                                                                             -----------
             TRANSPORTATION -- 1.6%
    9,250    Union Pacific Corp.                                                 585,340
                                                                             -----------
             VOICE & DATA TRANSMISSION -- 5.0%
   15,650    AT&T Corp.                                                          167,455
   76,950    AT&T Wireless Services, Inc.+                                       450,158
      150    BellSouth Corp.                                                       4,725
   16,050    SBC Communications, Inc.                                            489,525
   17,000    Verizon Communications, Inc.                                        682,550
                                                                             -----------
                                                                               1,794,413
                                                                             -----------
             TOTAL COMMON STOCK (COST $39,853,750)                            35,014,455
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             SHORT-TERM HOLDING -- 1.8%
  636,310    Daily Assets Cash Fund (Cost $636,310)                          $   636,310
                                                                             -----------
             TOTAL INVESTMENTS IN SECURITIES -- 100.1%
             (COST $40,490,060)                                              $35,650,765
             Other Assets and Liabilities, Net (0.1%)                            (38,096)
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%                                      $35,612,669
                                                                             ===========

------------------------------
+Non-income producing security.

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             COMMON STOCK -- 92.6%
             BANKS -- 23.0%
   16,650    Bank of New York Co., Inc.                                      $   561,938
   23,250    Citigroup, Inc.                                                     900,938
   20,324    FleetBoston Financial Corp.                                         657,481
    3,000    Golden State Bancorp, Inc.                                          108,750
   32,150    J.P. Morgan Chase & Co.                                           1,090,527
    2,850    M & T Bank Corp.                                                    244,416
    9,050    Mellon Financial Corp.                                              284,442
   37,900    U.S. Bancorp                                                        884,965
   11,150    Wells Fargo & Co.                                                   558,169
                                                                             -----------
                                                                               5,291,626
                                                                             -----------
             CHEMICALS -- 3.3%
    5,400    E.I. du Pont de Nemours & Co.                                       239,760
   12,850    Rohm & Haas Co.                                                     520,297
                                                                             -----------
                                                                                 760,057
                                                                             -----------
             COMMUNICATION EQUIPMENT -- 1.9%
   29,900    Motorola, Inc.                                                      431,158
                                                                             -----------
             DRUGS & PHARMACEUTICALS -- 5.6%
   34,350    Bristol-Myers Squibb Co.                                            882,795
    7,800    Merck & Co., Inc.                                                   394,992
                                                                             -----------
                                                                               1,277,787
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES -- 4.6%
    6,800    Duke Energy Corp.                                                   211,480
   16,200    Exelon Corp.                                                        847,260
                                                                             -----------
                                                                               1,058,740
                                                                             -----------
             FABRICATED METAL PRODUCTS -- 1.9%
   11,150    Cooper Industries, Inc.                                             438,195
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             FOREST PRODUCTS -- 2.7%
    9,600    Weyerhaeuser Co.                                                $   612,960
                                                                             -----------
             GAMES & TOYS -- 3.0%
   32,800    Mattel, Inc.                                                        689,128
                                                                             -----------
             GENERAL MERCHANDISE STORES -- 2.3%
   13,500    Federated Department Stores, Inc.+                                  535,950
                                                                             -----------
             GROCERY STORES -- 3.2%
   15,550    Kroger Co.+                                                         309,445
   14,800    Safeway, Inc.+                                                      432,012
                                                                             -----------
                                                                                 741,457
                                                                             -----------
             HEALTH SERVICES -- 1.5%
   26,050    HEALTHSOUTH Corp.+                                                  333,180
                                                                             -----------
             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT -- 3.9%
   24,900    Apple Computer, Inc.+                                               441,227
    5,150    Caterpillar, Inc.                                                   252,093
    2,850    IBM Corp.                                                           205,200
                                                                             -----------
                                                                                 898,520
                                                                             -----------
             INSTRUMENTS & RELATED PRODUCTS -- 1.3%
    8,650    Honeywell International, Inc.                                       304,740
                                                                             -----------
             OIL & GAS EXTRACTION -- 3.0%
    7,400    Burlington Resources, Inc.                                          281,200
   12,900    Transocean, Inc.                                                    401,835
                                                                             -----------
                                                                                 683,035
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             PETROLEUM PRODUCTS -- 10.2%
      100    BP plc ADR                                                      $     5,049
   17,200    Exxon Mobil Corp.                                                   703,824
   18,600    Phillips Petroleum Co.                                            1,095,167
   14,700    Unocal Corp.                                                        543,018
                                                                             -----------
                                                                               2,347,058
                                                                             -----------
             PRIMARY METAL INDUSTRIES -- 2.6%
   18,100    Alcoa, Inc.                                                         600,015
                                                                             -----------
             PRINTING & PUBLISHING -- 2.3%
    8,500    Knight-Ridder, Inc.                                                 535,075
                                                                             -----------
             PROPERTY & CASUALTY INSURANCE -- 1.6%
   11,600    Ace, Ltd.                                                           366,560
                                                                             -----------
             SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
             SERVICES -- 1.4%
    7,300    Morgan Stanley Dean Witter & Co.                                    314,484
                                                                             -----------
             STONE, CLAY, GLASS & CONCRETE PRODUCTS -- 0.0%
    1,900    Corning, Inc.+                                                        6,745
                                                                             -----------
             TRANSPORTATION -- 4.8%
    7,850    General Motors Corp.                                                419,583
   10,700    Union Pacific Corp.                                                 677,096
                                                                             -----------
                                                                               1,096,679
                                                                             -----------
             VOICE & DATA TRANSMISSION -- 8.5%
   68,600    AT&T Wireless Services, Inc.+                                       401,310
   18,500    SBC Communications, Inc.                                            564,250
    8,000    United States Cellular Corp.+                                       203,600
   19,650    Verizon Communications, Inc.                                        788,947
                                                                             -----------
                                                                               1,958,107
                                                                             -----------
             TOTAL COMMON STOCK (COST $22,444,582)                            21,281,256
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 2002

 SHARES                          SECURITY DESCRIPTION                           VALUE
             SHORT-TERM HOLDINGS -- 7.5%
1,251,464    Daily Assets Cash Fund                                          $ 1,251,464
  461,669    Daily Assets Government Obligations Fund                            461,669
                                                                             -----------
             TOTAL SHORT-TERM HOLDING (COST $1,713,133)                        1,713,133
                                                                             -----------
             TOTAL INVESTMENTS IN SECURITIES -- 100.1%
             (COST $24,157,715)                                              $22,994,389
             Other Assets and Liabilities, Net (0.1%)                            (31,480)
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%                                      $22,962,909
                                                                             ===========

------------------------------
ADR -- American Depositary Receipts.

+Non-income producing security.

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 2002

                                                                CUTLER         CUTLER
                                                                 CORE           VALUE
                                                                 FUND           FUND
                                                              -----------    -----------
ASSETS
     Total investments, at value
       (Cost $40,490,060 and $24,157,715, respectively)
      (Note 2)                                                $35,650,765    $22,994,389
     Receivables:
       Investment securities sold                                 864,964             --
       Fund shares sold                                             1,949            758
       Interest and dividends                                      41,050         27,913
     Prepaid expenses                                               1,238            700
                                                              -----------    -----------
Total Assets                                                   36,559,966     23,023,760
                                                              -----------    -----------
LIABILITIES
     Payables:
       Fund shares redeemed                                         6,026          7,928
       Custodian                                                  864,964             --
       Dividends                                                    1,415          4,206
     Accrued Liabilities:
       Investment advisory fees (Note 3)                           15,225          7,769
       Administration fees (Note 3)                                 3,118          1,821
       Transfer agency fees (Note 3)                                1,360          1,228
       Shareholder servicing fees (Note 3)                            121             95
       Custodian fees (Note 3)                                      3,558          1,378
       Other                                                       51,510         36,426
                                                              -----------    -----------
Total Liabilities                                                 947,297         60,851
                                                              -----------    -----------
NET ASSETS                                                    $35,612,669    $22,962,909
                                                              ===========    ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                          $48,277,701    $25,530,747
     Distributions in excess of net investment income              (1,415)        (4,205)
     Accumulated net realized loss on investments              (7,824,322)    (1,400,307)
     Net unrealized depreciation on investments                (4,839,295)    (1,163,326)
                                                              -----------    -----------
NET ASSETS                                                    $35,612,669    $22,962,909
                                                              ===========    ===========
NET ASSET VALUE, Offering and Redemption Price per share:
     Based on net assets of $35,612,669 and 4,434,475 shares
      outstanding and net assets of $22,962,909 and
      2,595,115 shares outstanding, respectively.                   $8.03          $8.85

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

                                                                 CUTLER         CUTLER
                                                                  CORE           VALUE
                                                                  FUND           FUND
                                                              ------------    -----------
INVESTMENT INCOME
     Dividend income                                          $    652,246    $   464,720
     Interest income                                                39,381         17,285
                                                              ------------    -----------
Total Investment Income                                            691,627        482,005
                                                              ------------    -----------
EXPENSES
     Investment advisory fees (Note 3)                             359,401        179,659
     Administration fees (Note 3)                                   47,920         23,955
     Transfer agency fees (Note 3)                                  18,690         15,949
     Shareholder servicing fees (Note 3)                            19,430         18,748
     Custody fees (Note 3)                                          17,117          9,275
     Accounting fees (Note 3)                                       39,000         39,000
     Legal fees                                                     30,025         15,215
     Audit fees                                                     17,250         16,850
     Directors fees                                                 15,756          7,820
     Other                                                          55,044         33,144
                                                              ------------    -----------
Total Expenses                                                     619,633        359,615
     Fees waived by Adviser (Note 4)                               (20,393)       (60,034)
                                                              ------------    -----------
Net Expenses                                                       599,240        299,581
                                                              ------------    -----------
NET INVESTMENT INCOME                                               92,387        182,424
                                                              ------------    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss from investments                         (7,349,767)      (843,805)
     Net change in unrealized depreciation of investments       (2,837,880)    (2,831,104)
                                                              ------------    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (10,187,647)    (3,674,909)
                                                              ------------    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(10,095,260)   $(3,492,485)
                                                              ============    ===========

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CUTLER CORE                    CUTLER VALUE
                                                       FUND                            FUND
                                           -----------------------------   -----------------------------
                                               Year            Year            Year            Year
                                               Ended           Ended           Ended           Ended
                                           June 30, 2002   June 30, 2001   June 30, 2002   June 30, 2001
                                           -------------   -------------   -------------   -------------
OPERATIONS
  Net investment income                    $     92,387    $    246,538     $   182,424     $   209,841
  Net realized loss from investments         (7,349,767)       (352,525)       (843,805)       (402,321)
  Net change in unrealized appreciation
    (depreciation) of investments            (2,837,880)     (9,816,635)     (2,831,104)      2,675,523
                                           ------------    ------------     -----------     -----------
  Net increase (decrease) in net assets
    resulting from operations               (10,095,260)     (9,922,622)     (3,492,485)      2,483,043
                                           ------------    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                         (97,124)       (250,876)       (185,416)       (211,763)
  Net realized capital gain from
    investments                                 (76,544)    (15,708,259)             --        (513,197)
                                           ------------    ------------     -----------     -----------
  Total distributions to shareholders          (173,668)    (15,959,135)       (185,416)       (724,960)
                                           ------------    ------------     -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                              2,937,119       3,863,703       3,964,821       1,347,266
  Reinvestment of distributions                 167,619      15,831,161         167,202         684,282
  Redemption of shares                      (12,503,467)     (8,628,067)     (3,234,737)     (5,661,201)
                                           ------------    ------------     -----------     -----------
  Net increase (decrease) from capital
    share transactions                       (9,398,729)     11,066,797         897,286      (3,629,653)
                                           ------------    ------------     -----------     -----------
  Net decrease in net assets                (19,667,657)    (14,814,960)     (2,780,615)     (1,871,570)
                                           ------------    ------------     -----------     -----------
NET ASSETS
  Beginning of Period                        55,280,326      70,095,286      25,743,524      27,615,094
                                           ------------    ------------     -----------     -----------
  End of Period (A)                        $ 35,612,669    $ 55,280,326     $22,962,909     $25,743,524
                                           ============    ============     ===========     ===========
SHARE ACTIVITY
  Sale of shares                                320,830         299,135         419,920         130,518
  Reinvestment of distributions                  18,582       1,478,659          17,428          67,992
  Redemption of shares                       (1,382,788)       (682,972)       (323,035)       (540,304)
                                           ------------    ------------     -----------     -----------
  Net increase (decrease) in shares          (1,043,376)      1,094,822         114,313        (341,794)
                                           ============    ============     ===========     ===========
  (A) Distributions in excess of net
    investment income                      $     (1,415)   $     (4,256)    $    (4,205)    $    (1,746)
                                           ============    ============     ===========     ===========

See Notes to Financial Statements.

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period.

                                                                       CUTLER CORE FUND
                                                     -----------------------------------------------------
                                                                      Year Ended June 30,
                                                     -----------------------------------------------------
                                                       2002        2001       2000       1999       1998

Net Asset Value, Beginning of Period                 $  10.09    $  15.99    $ 15.71    $ 17.60    $ 16.06
                                                     --------    --------    -------    -------    -------
Investment Operations
  Net investment income                                  0.02        0.05       0.08       0.12       0.19
  Net realized and unrealized gain (loss) on
    investments                                         (2.05)      (2.16)      1.24       2.06       3.05
                                                     --------    --------    -------    -------    -------
Total from Investment Operations                        (2.03)      (2.11)      1.32       2.18       3.24
                                                     --------    --------    -------    -------    -------
Distributions From
  Net investment income                                 (0.02)      (0.05)     (0.08)     (0.12)     (0.19)
  Net realized gain on investments                      (0.01)      (3.74)     (0.96)     (3.95)     (1.51)
                                                     --------    --------    -------    -------    -------
Total Distributions                                     (0.03)      (3.79)     (1.04)     (4.07)     (1.70)
                                                     --------    --------    -------    -------    -------
Net Asset Value, End of Period                       $   8.03    $  10.09    $ 15.99    $ 15.71    $ 17.60
                                                     ========    ========    =======    =======    =======
Total Return                                          (20.12%)    (14.44%)     8.61%     15.48%     21.60%
Ratios/Supplementary Data
Net assets at the end of year (in thousands)         $ 35,613    $ 55,280    $70,095    $74,499    $77,482
Ratios to Average Net Assets
  Expenses including reimbursement/waiver of fees       1.25%       1.20%      1.11%      1.07%      1.10%
  Expenses excluding reimbursement/waiver of fees       1.29%       1.20%      1.11%      1.07%      1.10%
  Net investment income                                 0.19%       0.40%      0.51%      0.76%      1.14%
Portfolio Turnover Rate                                   46%         93%        79%        59%       119%

See Notes to Financial Statements.

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)

Selected per share data and ratios for a share outstanding throughout each period.

                                                                        CUTLER VALUE FUND
                                                       ----------------------------------------------------
                                                                       Year Ended June 30,
                                                       ----------------------------------------------------
                                                         2002       2001       2000       1999       1998

Net Asset Value, Beginning of Period                   $  10.38    $  9.78    $ 18.93    $ 21.02    $ 18.33
                                                       --------    -------    -------    -------    -------
Investment Operations
  Net investment income                                    0.08       0.08       0.12       0.14       0.13
  Net realized and unrealized gain (loss) on
    investments                                           (1.53)      0.79      (1.97)      2.73       4.19
                                                       --------    -------    -------    -------    -------
Total from Investment Operations                          (1.45)      0.87      (1.85)      2.87       4.32
                                                       --------    -------    -------    -------    -------
Distributions From
  Net investment income                                   (0.08)     (0.08)     (0.12)     (0.14)     (0.13)
  In excess of net investment income                         --         --         --         --(a)      --
  Net realized gain on investments                           --      (0.19)     (7.18)     (4.82)     (1.50)
                                                       --------    -------    -------    -------    -------
Total Distributions                                       (0.08)     (0.27)     (7.30)     (4.96)     (1.63)
                                                       --------    -------    -------    -------    -------
Net Asset Value, End of Period                         $   8.85    $ 10.38    $  9.78    $ 18.93    $ 21.02
                                                       ========    =======    =======    =======    =======
Total Return                                            (14.07%)     8.97%     (9.25%)    18.10%     24.90%
Ratios/Supplementary Data
Net assets at the end of year (in thousands)           $ 22,963    $25,744    $27,615    $40,125    $41,085
Ratios to Average Net Assets
  Expenses including reimbursement/waiver of fees         1.25%      1.25%      1.25%      1.20%      1.24%
  Expenses excluding reimbursement/waiver of fees         1.50%      1.45%      1.28%      1.20%      1.24%
  Net investment income                                   0.76%      0.56%      1.01%      0.80%      0.65%
Portfolio Turnover Rate                                     46%        60%        66%       110%        50%

------------------------------
(a) Amount rounds to less than $0.01.

See Notes to Financial Statements.

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The Funds commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- On each Fund business day, the Trust generally determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

     RECLASSIFICATION  OF CAPITAL  ACCOUNTS -- On June 30, 2002,  as a result of
     permanent   book-to-tax   differences,   the  Funds  made  reclassification
     adjustments as follows:

                                  UNDISTRIBUTED NET    ACCUMULATED NET
                                     INVESTMENT           REALIZED
                                       INCOME            GAIN/(LOSS)      PAID-IN-CAPITAL
                                  -----------------    ---------------    ---------------
Cutler Core Fund................       $7,578                $8               $(7,586)
Cutler Value Fund...............          533                --                  (533)

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment  income,  if
     any,  are  declared  and  paid   quarterly  on  the  Funds.   Capital  gain
     distributions, if any, are distributed to shareholders annually.

THE CUTLER TRUST

     Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

     FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

     The capital loss carryovers available to offset future capital gains, as of June 30, 2002, were as follows:

                                           CAPITAL LOSS CARRYOVERS      EXPIRATION DATE
                                           -----------------------    -------------------
Cutler Core Fund.........................        $1,675,886                June 2010
Cutler Value Fund........................           406,598                June 2009
                                                     57,029                June 2010

     For tax purposes, the Cutler Core Fund and Cutler Value Fund have current year deferred post-October capital losses of $5,280,110 and $811,535, respectively. These losses will be realized for tax purposes on the first day of the Funds' next tax year.

     EXPENSE ALLOCATION -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds based on average net assets.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.

     Forum Administrative Services, LLC ("FAdS") serves as each Fund's administrator for which it receives compensation at an annual rate of 0.10% of each Fund's average daily net assets. Pursuant to the Shareholder Service Plan, certain service providers receive fees, not to exceed 0.25% per year of the average daily net assets they hold in each Fund. FAdS pays these fees and the Fund reimburses FAdS.

     Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $12,000 per year, per Fund, plus certain other fees and expenses.

THE CUTLER TRUST

     Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, subject to adjustments for the number and type of portfolio transactions.

     Forum Fund Services, LLC ("FFS"), a registered broker-dealer, a member of the National Association of Securities Dealers, Inc., and an affiliate of FAdS, acts as the distributor for each Fund. FSS receives no compensation for its services.

     Forum Trust, LLC ("Forum Trust"), an affiliate of FAdS serves as each Fund's custodian and may employ subcustodians to provide custody of a Fund's domestic assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of each Fund's average daily net assets (this fee decreases if the Fund assets exceed $1 billion), plus $3,600 per year account maintenance fees for each fund, plus certain other fees and expenses.

     Certain Officers and Trustees of the Trust are Officers or Directors of the above companies.

NOTE 4.  WAIVER OF FEES

     The investment adviser to the Funds contractually waived fees of $20,393 for the Cutler Core Fund and $60,034 for the Cutler Value Fund for the year ended June 30, 2002. The waivers and reimbursements will cap expenses of each Fund at 1.25% through October 31, 2002.

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2002, were as follows:

                                                 COST OF PURCHASES    PROCEEDS FROM SALES
                                                 -----------------    -------------------
Cutler Core Fund...............................     $20,974,240           $29,904,581
Cutler Value Fund..............................      10,677,062            11,106,223

     For federal income tax cost purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 2002, were as follows:

                                             UNREALIZED      UNREALIZED          NET
                              TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                             -----------    ------------    ------------    --------------
Cutler Core Fund...........  $41,358,385     $2,491,854     $(8,199,474)     $(5,707,620)
Cutler Value Fund..........   24,282,860      2,009,645      (3,298,116)      (1,288,471)

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (concluded)

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

                                                           LONG-TERM         LONG-LONG-TERM
                                ORDINARY INCOME          CAPITAL GAIN         CAPITAL GAIN
                              --------------------    -------------------    ---------------
                                2002        2001      2002       2001         2002      2001
                              --------    --------    ----    -----------    -------    ----
Cutler Core Fund............  $ 97,124    $803,196     $--    $15,155,939    $76,544    $--
Cutler Value Fund...........   185,416     211,754     --         513,206         --     --

THE CUTLER TRUST

INDEPENDENT AUDITORS' REPORT

Board of Trustees of Cutler Trust and Shareholders of
The Cutler Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Cutler Trust (the "Trust"), consisting of the Cutler Core Fund and the Cutler Value Fund, as of June 30, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2002, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 9, 2002

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

Income Dividends -- The Cutler Core Fund and Cutler Value Fund each paid ordinary income dividends of $97,124 and $185,416 for the tax year ended June 30, 2002.

Capital Gain Dividends -- The Cutler Core Fund declared long-term capital gain dividends of $76,544. The Cutler Value Fund did not declare long-term capital gain dividends for the tax year ended June 30, 2002.

TRUSTEES AND OFFICERS OF THE TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                                  POSITION    LENGTH              PRINCIPAL              COMPLEX            OTHER
     NAME,                        WITH THE    OF TIME           OCCUPATION(S)           OVERSEEN        DIRECTORSHIPS
     DATE OF BIRTH AND ADDRESS     TRUST     SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
     INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
     John Y. Keffer(2)            Trustee     1992-      Member and Director, Forum         2        Chairman/President,
     Born: July 1942              President   Present    Financial Group, LLC (a                     Monarch Funds
     Two Portland Square                                 mutual fund services                        Chairman/President,
     Portland, ME 04101                                  holding company)                            Forum Funds
-----------------------------------------------------------------------------------------------------------------------------

     Kenneth R. Cutler(3)         Trustee     1992-      Investment Committee               2               None
     Born: March 1920             Chairman    Present    Member, Cutler & Company,
     3555 Lear Way                                       LLC Portfolio Manager,
     Medford, OR 97504-9759                              Cutler & Company, LLC
                                                         1977-1999
-----------------------------------------------------------------------------------------------------------------------------
     DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
     Dr. Hatten S. Yoder, Jr.     Trustee     1992-      Director Emeritus,                 2               None
     Born: March 1921                         Present    Geophysical Laboratory,
     6709 Melody Lane                                    Carnegie Institution of
     Bethesda, MD 20817-3152                             Washington since 1948
                                                         Consultant, Los Alamos
                                                         National Laboratory, since
                                                         1972
-----------------------------------------------------------------------------------------------------------------------------

     Robert B. Watts, Jr.         Trustee     1996-      Counsel, Northhaven                2               None
     Born: December 1930                      Present    Associates since 1985
     2230 Brownsboro Highway
     Eagle Point, OR 97524
-----------------------------------------------------------------------------------------------------------------------------

------------------------------
(1) Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

(2) John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust.

(3) Kenneth R. Cutler is employed as a consultant by the Adviser.

THE CUTLER TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                                  POSITION    LENGTH              PRINCIPAL              COMPLEX            OTHER
     NAME,                        WITH THE    OF TIME           OCCUPATION(S)           OVERSEEN        DIRECTORSHIPS
     DATE OF BIRTH AND ADDRESS     TRUST     SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
     DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
     Robert E. Clarke             Trustee     May        Retired                            2        None
     Born: May 1922                           2002-
     3152 Arnold Palmer Way                   Present
     Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------

     OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
     Brooke C. Ashland            Vice        June       Chief Executive Officer,         N/A        N/A
     Born: December 1951          President   2002-      Cutler & Company, LLC since
     3555 Lear Way                            Present    1995 Chairman of the Board,
     Medford, OR 97504-9759                              Cutler & Company, LLC since
                                                         January 1992
-----------------------------------------------------------------------------------------------------------------------------

     Carol S. Fischer             Vice        1996-      Chief Operating Officer,         N/A        N/A
     Born: December 1955          President/  Present    Cutler & Company, LLC since
     3555 Lear Way                Assistant              1994
     Medford, OR 97504-9759       Secretary/
                                  Assistant
                                  Treasurer
-----------------------------------------------------------------------------------------------------------------------------

     Stacey E. Hong               Treasurer   June       Director, Forum Accounting       N/A        N/A
     Born: May 1966                           2002-      Services, LLC since 1998,
     Two Portland Square                      Present    with which he has been
     Portland, ME 04101                                  associated since 1992
-----------------------------------------------------------------------------------------------------------------------------

     D. Blaine Riggle             Secretary   1998-      Relationship Manager and         N/A        N/A
     Born: November 1966                      Present    Counsel, Forum Financial
     Two Portland Square                                 Group, LLC since 1998
     Portland, ME 04101                                  Associate Counsel, Wright
                                                         Express Corporation from
                                                         1997 to 1998
-----------------------------------------------------------------------------------------------------------------------------

------------------------------
(1) Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                                  POSITION    LENGTH              PRINCIPAL              COMPLEX            OTHER
     NAME,                        WITH THE    OF TIME           OCCUPATION(S)           OVERSEEN        DIRECTORSHIPS
     DATE OF BIRTH AND ADDRESS     TRUST     SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
     Cheryl O. Tumlin             Assistant   March      Counsel, Forum Financial         N/A        N/A
     Born: July 1966              Secretary   2002-      Group, LLC from 1996 to
     Two Portland Square                      Present    1999 and since November
     Portland, ME 04101                                  2001. Counsel, I-many, Inc.
                                                         from 1999 to 2001
-----------------------------------------------------------------------------------------------------------------------------

     Thomas G. Sheehan            Assistant   June       Director of Business             N/A        N/A
     Born: July 1954              Secretary   2000-      Development, Forum
     Two Portland Square                      Present    Financial Group, LLC since
     Portland, ME 04101                                  2001 Managing Director and
                                                         Counsel, Forum Financial
                                                         Group, LLC from 1993 to
                                                         2001
-----------------------------------------------------------------------------------------------------------------------------

     Dawn L. Taylor               Assistant   1998-      Tax Manager, Forum               N/A        N/A
     Born: May 1964               Treasurer   Present    Financial Group, LLC since
     Two Portland Square                                 1997 Senior Tax Accountant,
     Portland, ME 04101                                  Purdy, Bingham & Burrell,
                                                         LLC 1997
-----------------------------------------------------------------------------------------------------------------------------

------------------------------
The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (888) 288-5374.